Document and Entity Information Document	Nov. 04, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity File Number	0-25346
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Central Index Key	0000935036
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	600 Brickell Avenue
Entity Address, Address Line Two	Suite 1500, PMB #11
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	894-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NASDAQ/NGS (GLOBAL SELECT MARKET)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.005 par value
Trading Symbol	ACIW
Security Exchange Name	NASDAQ